Equity (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of reserves within equity [abstract]
Schedule of allotted and fully paid share capital
(a) Allotted and fully paid share capital – ordinary shares of 28 101⁄108 pence each

	Number of shares million	Nominal value £ million
At 30 June 2021	2,559	741
At 30 June 2020	2,562	742
At 30 June 2019	2,601	753

Schedule of movement in hedging and exchange reserve
(b) Hedging and exchange reserve

	Hedging reserve £ million	Exchange reserve £ million	Total £ million
At 30 June 2018	(68)	(962)	(1,030)
Other comprehensive income	31	181	212
At 30 June 2019	(37)	(781)	(818)
Other comprehensive income/(loss)	125	(241)	(116)
Transfers from other retained earnings	5	—	5
At 30 June 2020	93	(1,022)	(929)
Other comprehensive income/(loss)	20	(672)	(652)
At 30 June 2021	113	(1,694)	(1,581)

Schedule of movements in own shares	Movements in own shares

	Number of shares million	Purchase consideration £ million
At 30 June 2018	238	2,144
Share trust arrangements	(1)	(14)
Shares used to satisfy options	(5)	(104)
Shares purchased - share buyback programme	95	2,775
Shares cancelled	(95)	(2,775)
At 30 June 2019	232	2,026
Share trust arrangements	(1)	(7)
Shares used to satisfy options	(4)	(83)
Shares purchased - share buyback programme	39	1,282
Shares cancelled	(39)	(1,282)
At 30 June 2020	227	1,936
Share trust arrangements	(1)	(11)
Shares used to satisfy options	(3)	(48)
Shares purchased - share buyback programme	3	109
Shares cancelled	(3)	(109)
At 30 June 2021	223	1,877

Schedule of the monthly breakdown of shares purchased and the average price paid per share
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30 June 2021 were as follows:

Period	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid pence	Authorised purchases unutilised at month end
May 2021	1,484,935	1,484,935	3360	231,335,953
June 2021	1,848,952	1,848,952	3453	229,487,001
Total	3,333,887	3,333,887	3411	229,487,001

Schedule of dividends
(d) Dividends

	2021	2020	2019
	£ million	£ million	£ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2020
42.47 pence per share (2019 – 42.47 pence; 2018 – 40.4 pence)	992	1,006	993
Interim dividend for the year ended 30 June 2021
27.96 pence per share (2020 – 27.41 pence; 2019 – 26.1 pence)	654	640	630
	1,646	1,646	1,623

Schedule of amounts attributable to non controlling interests
Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2021			2020	2019
	USL £ million	Others £ million	Total £ million	Total £ million	Total £ million
Income statement
Sales	3,005	2,135	5,140	4,688	5,346
Net sales	877	1,676	2,553	2,314	2,656
Profit for the year	85	213	298	85	383
Other comprehensive (loss)/income(i)	(182)	(252)	(434)	(96)	137
Total comprehensive (loss)/income	(97)	(39)	(136)	(11)	520
Attributable to non-controlling interests	(42)	7	(35)	8	234
Balance sheet
Non-current assets(ii)	1,823	2,846	4,669	5,170	5,313
Current assets	584	908	1,492	1,280	1,469
Non-current liabilities	(302)	(1,054)	(1,356)	(1,459)	(1,526)
Current liabilities	(433)	(902)	(1,335)	(1,188)	(1,204)
Net assets	1,672	1,798	3,470	3,803	4,052
Attributable to non-controlling interests	714	820	1,534	1,668	1,795
Cash flow
Net cash inflow from operating activities	149	512	661	233	542
Net cash outflow from investing activities	(10)	(127)	(137)	(152)	(157)
Net cash outflow from financing activities	(142)	(229)	(371)	(209)	(266)
Net increase/(decrease) in cash and cash equivalents	(3)	156	153	(128)	119
Exchange differences	—	(19)	(19)	(3)	3
Dividends payable to non-controlling interests	—	(72)	(72)	(117)	(114)
(i)    Other comprehensive income is principally in respect of exchange on translating the subsidiaries to sterling.
(ii)    Non-current assets include the global distribution rights to distribute Ketel One vodka products throughout the world. The carrying value of the distribution rights at 30 June 2021 was £1,295 million (2020 – £1,464 million; 2019 – £1,418 million).
(1)     On 21 October 2020 and on 6 November 2020, East African Breweries Limited completed the purchase of 13.3% and 16.7% of the share capital of Serengeti Breweries Limited, respectively. This increased Diageo’s effective economic interest from 40.2% to 47.0%.
(2) During the financial year, Diageo's fully consolidated subsidiary, Shui Jing Fang, completed treasury share purchase of 0.02%. This increased Diageo's controlling interest from 63.14% to 63.17%.
Schedule of employee share compensation
The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2021 is as follows:

	2021 £ million	2020 £ million	2019 £ million
Executive share award plans	41	(3)	41
Executive share option plans	4	2	4
Savings plans	4	3	4
	49	2	49

Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions
For the three years ended 30 June 2021, the calculation of the fair value of each share award used the Monte Carlo pricing model and the following assumptions:

	2021	2020	2019
Risk free interest rate	(0.1%)	0.4%	0.8%
Expected life of the awards	36 months	37 months	37 months
Dividend yield	2.7%	1.9%	2.4%
Weighted average share price	2557 p	3501 p	2736 p
Weighted average fair value of awards granted in the year	2107 p	899 p	1941 p
Number of awards granted in the year	2.1 million	1.7 million	2.5 million
Fair value of all awards granted in the year	£45 million	£16 million	£48 million

Schedule of transactions on executive share award plans
Transactions on the executive share award plans for the three years ended 30 June 2021 were as follows:

	2021 Number of awards million	2020 Number of awards million	2019 Number of awards million
Balance outstanding at 1 July	5.6	7.0	7.8
Granted	2.1	1.8	2.5
Awarded	(1.2)	(2.5)	(2.1)
Forfeited	(1.2)	(0.7)	(1.2)
Balance outstanding at 30 June	5.3	5.6	7.0